Rehabilitation and Closure Cost Provision - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Rehabilitation expenses	$ 2,353	$ 1,952	$ 1,014
Decommissioning rehabilitation costs	$ 2,652	$ 2,545
Discount rate	10.00%	8.00%
Inflation rate	7.65%	3.50%
Bottom of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	5 years
Top of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	10 years